Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Contract with Customer, Liability, Noncurrent	$ 26,222	$ 28,612
Guarantee Liability Non Current	12,053	10,113
Asset Retirement Obligations, Noncurrent	39,565	31,068
Liability, Defined Benefit Pension Plan, Noncurrent	7,512	7,238
Liabilities of Business Transferred under Contractual Arrangement, Noncurrent	0	11,866
Derivative Liability, Noncurrent	89,778	51,914
Unrecognized tax benefits and deferred tax liabilities noncurrent	41,188	62,958
Long-term operating lease liabilities (note 6)	40,229	87,171
Other Sundry Liabilities, Noncurrent	3,081	2,325
Other long-term liabilities (notes 8 and 16)	229,415	216,348
Office Building [Member]
Long-term operating lease liabilities (note 6)	$ 10,016	$ 10,254